Long-term debt - Interest (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 06, 2018	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Surplus Notes
Long-term debt
Interest expense	$ 5.7
Interest paid						$ 1.2	$ 1.6	$ 1.5
Senior Notes | 2018 Floating Rate Notes
Long-term debt
Interest expense				$ 1.1		0.6
Interest paid						$ 0.5
Notes Payable, Other Payables | Surplus Notes
Long-term debt
Interest expense			$ 0.6		$ 1.4
Pre-payment, penalty		$ 0.1	0.1
Interest paid			$ 0.3	$ 1.2	$ 1.2